Loss Before Income Tax - Schedule of Depreciation and Amortization (Detail) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	$ 225,004	$ 360,443
Property, Plant and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	23,446	155,663
Right-of-Use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	199,115	201,411
Computer Software
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	$ 2,443	$ 3,369